Borrowed Funds and Subordinated Debentures - Narrative (Details)				12 Months Ended
	Dec. 07, 2017 USD ($)	Sep. 16, 2017 USD ($)	Jul. 05, 2017 USD ($)	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan	Oct. 27, 2015 USD ($)
Debt Instrument [Line Items]
Interest rate	1.73%	1.103%
FHLB Repurchase Agreements
Debt Instrument [Line Items]
Number of FHLB repurchase agreements | loan
Repurchase agreements:
Debt Instrument [Line Items]
Interest rate				3.67%
Repurchase agreements				$ 15,000,000
Debt instrument, term				10 years
FHLB Overnight Line of Credit
Debt Instrument [Line Items]
FHLB advances, maximum amount available				$ 170,000,000	$ 6,000,000.0
Interest rate				1.53%
Six 10 Million Advances | FHLB Advance
Debt Instrument [Line Items]
Number of FHLB advances | loan				5
FHLB amount of advances				$ 10,000,000
Two 20 Million Advances | FHLB Advance
Debt Instrument [Line Items]
Number of FHLB advances | loan				2
FHLB amount of advances				$ 20,000,000
Five 10 Million Advances | FHLB Advance
Debt Instrument [Line Items]
Number of FHLB advances | loan					6
FHLB amount of advances					$ 10,000,000
One 20 Million Advance | FHLB Advance
Debt Instrument [Line Items]
Number of FHLB advances | loan					2
FHLB amount of advances					$ 20,000,000
1.730 Percent Advance Due June 7, 2018 [Member] | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances	$ 10,000,000.0
1.730 Percent Advance Due June 7, 2018 [Member] | LIBOR | FHLB Advance
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	0.145%
1.103 Percent Advance Due February 16, 2018 [Member] | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances		$ 10,000,000.0
1.103 Percent Advance Due February 16, 2018 [Member] | LIBOR | FHLB Advance
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		0.07%
1.80% Advance Due July 7, 2021 | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances						$ 10,000,000.0
FHLB advances, interest rate						1.80%
2.10 Percent Advance Due December 23, 2020 [Member] | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances						$ 10,000,000.0
FHLB advances, interest rate						2.10%
1.048 Percent Advance Due January 5, 2018 [Member] | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances			$ 20,000,000
Interest rate			1.048%
1.048 Percent Advance Due January 5, 2018 [Member] | LIBOR | FHLB Advance
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate			0.11%
2.02% Due October 27, 2020 | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances						$ 10,000,000.0
Interest rate						2.02%
2.15% Advance Due October 27, 2020 | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances						$ 10,000,000.0
Interest rate						2.15%